Summary of Loans Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Due From Related Parties [Line Items]
Aggregate balance - January 1	$ 7,633	$ 8,846
New loans	496	352
Repayments	(2,935)	(1,565)
Aggregate balance - December 31	$ 5,194	$ 7,633